Dupree Mutual Funds

125 South Mill Street

Lexington, KY 40502

November 5, 2021

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:	Dupree Mutual Funds (the “Registrant”)

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Taxable Municipal Bond Series

Intermediate Government Bond Series

FILE NUMBERS: 2-64233 and 811-2918

CERTIFICATION UNDER RULE 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”) in lieu of filing under paragraph (c), the undersigned hereby certifies that the form of Prospectus and Statement of Additional information for the Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information, each dated November 1, 2021, contained in Post-Effective Amendment No. 72 to the Trust’s registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 73 to its Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically via the EDGAR system with the Securities and Exchange Commission on October 28, 2021.

Please don’t hesitate to contact me at (859) 254-7741 should you have any questions.

Very truly yours,

/s/ Allen E. Grimes III

Allen E. Grimes III

President